Label	Element	Value
O'Shaughnessy Small/Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	O'Shaughnessy Small/Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The O’Shaughnessy Small/Mid Cap Growth Fund’s (the “Small/Mid Cap Growth Fund”) investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small/Mid Cap Growth Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 27, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Small/Mid Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 83.71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.71%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Small/Mid Cap Growth Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Small/Mid Cap Growth Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in common stocks and other equity securities of small- and medium-sized companies.  Under current market conditions, the Adviser defines small- and medium-sized companies by reference to those companies within the capitalization range of the Russell Midcap® Index (which consists of companies with capitalizations from approximately $1 billion up to approximately $20 billion as of August 31, 2015) or the Russell 2500™ Index (which consists of companies with capitalizations from approximately $11 million up to approximately $15.7 billion as of August 31, 2015).  The Fund may from time to time emphasize investment in certain sectors of the market.

The Adviser employs a proprietary quantitatively-driven approach to security selection based on research and analysis of historical data.  The Adviser screens securities for attractive growth characteristics using a factor-based model.  In selecting securities, the Adviser evaluates factors that may include, but are not limited to: market capitalization, trading volume, valuation metrics, earnings and price momentum over time.  The Adviser may eliminate or substitute factors at its discretion.  Portfolio securities may be sold generally upon periodic rebalancings of the Small/Mid Cap Growth Fund’s portfolio.  The Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.

The Small/Mid Cap Growth Fund invests primarily in common stocks and other equity securities, including preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.  The Fund may invest up to 50% of its total assets in the securities of foreign issuers, including those in emerging markets, and may invest up to 10% of its total assets in real estate investment trusts (“REITs”) or foreign real estate companies.  The Fund may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).  The Fund may purchase and sell certain derivative instruments, such as futures contracts and currency-related transactions involving futures contracts and forward contracts, for various portfolio management purposes and to mitigate risks.  In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

The Fund may also invest up to 100% of the Fund’s total assets in cash, cash equivalents, and high-quality, short-term debt securities money market mutual funds and money market instruments for temporary defensive purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Small/Mid Cap Growth Fund.  The following principal risks could affect the value of your investment:

•
Market Risk and Equity Risk. The market value of securities owned by the Small/Mid Cap Growth Fund may decline.  Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply.  The values of convertible securities tend to decline as interest rates rise and, because of the conversion feature, tend to vary with fluctuations in the market value of the underlying equity security.

•	Management Risk. The Small/Mid Cap Growth Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to meet the Fund’s investment objective.

•
Small- and Medium-Sized Companies Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Growth Stock Risk. The risk that growth style companies lose value or move out of favor.  Growth style companies also may be more sensitive to changes in current or expected earnings than the prices of other stocks.

•
Sector Risk. To the extent the Small/Mid Cap Growth Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

•
Foreign Securities Risk.  The risks of investing in the securities of foreign issuers, including emerging market issuers and depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.  These risks are greater in emerging markets.

•
REITs and Foreign Real Estate Company Risk.  Investing in REITs and foreign real estate companies makes the Small/Mid Cap Growth Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses.  REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

•
Investment Company Risk.  When the Small/Mid Cap Growth Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Derivative Transactions Risk. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Small/Mid Cap Growth Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Small/Mid Cap Growth Fund.  The bar chart shows the Fund’s Class I shares’ annual return from year to year.  The table shows how the Fund’s average annual returns for 1-year and since inception compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available by calling 1-877-291-7827 or by visiting www.osfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Small/Mid Cap Growth Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-291-7827
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.osfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s year-to-date return as of September 30, 2015 was -2.84%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 14.22% for the quarter ended March 31, 2013, and the lowest quarterly return was -24.74% for the quarter ended September 30, 2011.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.74%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Small/Mid Cap Growth Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Small/Mid Cap Growth Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the period ended December 31, 2014)
O'Shaughnessy Small/Mid Cap Growth Fund | Russell 2500 Growth™ Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500 Growth™ Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 16, 2010
O'Shaughnessy Small/Mid Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	982
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,213
Annual Return 2011	rr_AnnualReturn2011	(12.43%)
Annual Return 2012	rr_AnnualReturn2012	19.52%
Annual Return 2013	rr_AnnualReturn2013	42.83%
Annual Return 2014	rr_AnnualReturn2014	(0.89%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.89%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 16, 2010
O'Shaughnessy Small/Mid Cap Growth Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.79%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.78%
O'Shaughnessy Small/Mid Cap Growth Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.36%

[1]	O'Shaughnessy Asset Management, LLC (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 1.19% of average daily net assets of the Fund's Class I shares (the "Expense Cap"). The Expense Cap will remain in effect through at least November 27, 2016, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.